Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	Collaborative Investment Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001719812
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 30, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 30, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated August 30, 2024 to the Prospectus and Statement of Additional Information (“SAI”) of Mohr Growth ETF, Adaptive Core ETF, Mindful Conservative ETF and Mohr Sector Nav ETF dated February 1, 2024 and the Prospectus and SAI of Mohr Industry Nav ETF and Mohr Company Nav ETF dated December 4, 2023, as supplemented.

Effective immediately, dividends from net investment income, if any, are declared and paid quarterly by the Mohr Growth ETF, Adaptive Core ETF, Mindful Conservative ETF, Mohr Sector Nav ETF, Mohr Industry Nav ETF and Mohr Company Nav ETF (each a “Fund” and, collectively the “Funds”). Accordingly, the Prospectuses and SAIs are hereby revised as described below.

The first sentence of the second paragraph under the “Dividends, Other Distribution and Taxes” heading on page 41 of the Prospectus for Mohr Growth ETF, Adaptive Core ETF, Mindful Conservative ETF and Mohr Sector Nav ETF, and page 24 of the Prospectus for Mohr Industry Nav ETF and Mohr Company Nav ETF are revised to the following:

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by a Fund.

The first sentence of the first paragraph under the “Taxes on Distributions” heading on page 42 of the Prospectus for Mohr Growth ETF, Adaptive Core ETF, Mindful Conservative ETF and Mohr Sector Nav ETF, and page 25 of the Prospectus for Mohr Industry Nav ETF and Mohr Company Nav ETF are revised to the following:

As stated above, dividends from net investment income, if any, ordinarily are declared and paid quarterly by the Funds.

The second sentence of the fourth paragraph under the “Tax Status” heading on page 46 of the SAI for Mohr Growth ETF, Adaptive Core ETF, Mindful Conservative ETF and Mohr Sector Nav ETF, and page 42 of the SAI for Mohr Industry Nav ETF and Mohr Company Nav ETF are revised to the following:

Dividends from net investment income, if any, are declared and paid quarterly by a Fund.

* * * * *

You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI dated February 1, 2024, for Mohr Growth ETF, Adaptive Core ETF, Mindful Conservative ETF and Mohr Sector Nav ETF and the Summary Prospectus, Prospectus and SAI dated December 4, 2023 for Mohr Industry Nav ETF and Mohr Company Nav ETF. Each Summary Prospectus, Prospectus and SAI provide information that you should know about the Funds before investing and should be retained for future references. These documents are available upon request and without charge by calling (866) 464-6608.

MOHR GROWTH ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Feb. 01, 2024
MOHR GROWTH ETF | Mohr Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOHR
Adaptive Core ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Feb. 01, 2024
Adaptive Core ETF | Adaptive Core ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RULE
Mindful Conservative ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Feb. 01, 2024
Mindful Conservative ETF | Mindful Conservative ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFUL
Mohr Sector Nav ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Feb. 01, 2024
Mohr Sector Nav ETF | Mohr Sector Nav ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SNAV
Mohr Industry Nav ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Dec. 04, 2023
Mohr Industry Nav ETF | Mohr Industry Nav ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	INAV
Mohr Company Nav ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Dec. 04, 2023
Mohr Company Nav ETF | Mohr Company Nav ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CNAV